Failed sale leaseback arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of sale leaseback arrangements
As of December 31, 2025 and 2024, the Company’s failed sale and leaseback arrangements were recognized in the Consolidated Balance Sheets as follows:

	As of
	December 31, 2025	December 31, 2024
Property, plant and equipment, net:
Financed property and equipment, net of accumulated depreciation of $76.1 million and $59.1 million, respectively	$124,708	$143,923

Financial obligations:
Financial obligation - current	7,238	7,208
Financial obligation - net of current	202,901	201,687
Total financial obligations	$210,139	$208,895
For the years ended December 31, 2025 and 2024, the expenses incurred by the Company related to its failed sale and leaseback arrangements were recognized on the Consolidated Statements of Operations as follows:

	Years Ended
	December 31, 2025	December 31, 2024
Other income (expense):
Interest on financial obligations	$26,450	$23,726

Operating expenses:
Depreciation on financed property, plant and equipment	12,953	17,143
Total expense associated with failed sale and leaseback arrangements	$39,403	$40,869
As of December 31, 2025, maturities of the Company’s financial obligations associated with its failed sale and leaseback arrangements were as follows:

Fiscal Year	Financial Obligations
2026	$33,139
2027	31,006
2028	31,841
2029	30,497
2030	29,459
2031 and thereafter	327,183
Total undiscounted remaining minimum lease payments	483,125
Less: imputed interest	(272,986)
Total discounted remaining minimum lease payments	$210,139

Schedule of components of lease cost
The components of the Company’s lease expenses for the years ended December 31, 2025 and 2024 were as follows:

	Years Ended
	December 31, 2025	December 31, 2024
Finance lease expense:
Amortization of ROU assets
Cost of goods sold	$6,686	$10,257
Operating expenses	5,599	28,787
Total amortization of ROU assets	12,285	39,044
Interest on finance lease liabilities	17,626	17,537
Total finance lease expense	29,911	56,581

Operating lease expense(1)	32,092	30,446

Short-term lease expense	2,467	2,589

Total lease expense	$64,470	$89,616

(1) Includes $0.1 million of sublease income as a net reduction of rent expense for the years ended December 31, 2025 and 2024.
For the years ended December 31, 2025 and 2024, cash flows associated with the Company’s failed sale and leaseback arrangements were recognized in the Consolidated Statements of Cash Flows as follows:

	Years Ended
	December 31, 2025	December 31, 2024
Cash flows from operating activities:
Operating cash flows from failed sale and leaseback arrangements	$(26,450)	$(23,726)

Cash flows from financing activities:
Financing cash flows from failed sale and leaseback financial obligations	(5,843)	(5,777)
Net cash flows from failed sale and leaseback arrangements	$(32,293)	$(29,503)